                            M.S.D. & T. FUNDS, INC.
                                (the "Company")

                             Growth & Income Fund
                              Equity Income Fund
                              Equity Growth Fund
                           International Equity Fund
                         Diversified Real Estate Fund
                                 (the "Funds")

                        Supplement Dated April 27, 2001
                     To Prospectus Dated September 1, 2000


     This Supplement to the Prospectus supersedes and replaces all existing supplements to the Prospectus. This Supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

                                   * * * * *

New Sub-Advisers for International Equity Fund
----------------------------------------------

     At a meeting held on October 27, 2000, the Board of Directors of the Company (the "Board") voted to terminate the Sub-Advisory Agreement between Mercantile-Safe Deposit & Trust Company ("Mercantile") and BlackRock International Ltd. ("BlackRock") with respect to the Company's International Equity Fund, effective as of the close of business on January 26, 2001. At a meeting held on January 12, 2001, the Board approved the appointment of Morgan Stanley Dean Witter Investment Management Limited ("MSDW Investment Management") and Julius Baer Investment Management Inc. ("Julius Baer") as the new sub-advisers for the International Equity Fund, subject to the approval of sub-advisory agreements. At a meeting held on January 26, 2001, the Board approved (i) an Interim Sub-Advisory Agreement between Mercantile and MSDW Investment Management with respect to the International Equity Fund and an Interim Sub-Advisory Agreement between Mercantile and Julius Baer with respect to the International Equity Fund (the "Interim Sub-Advisory Agreements") and
(ii) a Sub-Advisory Agreement between Mercantile and MSDW Investment Management with respect to the International Equity Fund and a Sub-Advisory Agreement between Mercantile and Julius Baer with respect to the International Equity Fund (the "New Sub-Advisory Agreements"). Each Interim Sub-Advisory Agreement became effective as of immediately after the close of business on January 26, 2001 and contained similar terms and conditions as the Sub-Advisory Agreement with BlackRock, including the same sub-advisory fee rate. Each New Sub-Advisory Agreement provided that it would automatically terminate on the date a superseding Agreement was approved by shareholders of the Fund.

     At a Special Meeting of Shareholders of the International Equity Fund held on April 27, 2001 (the "Meeting"), shareholders of the Fund approved each new Sub-Advisory Agreement. The terms and conditions of the New Sub-Advisory Agreements are substantially the same as the
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terms and conditions of the Interim Sub-Advisory Agreements, except for an increase in the sub-advisory fee rate payable to each of MSDW Investment Management and Julius Baer. At the Meeting, shareholders of the International Equity Fund also approved Amendment No. 1 to the Company's existing Advisory Agreement with Mercantile with respect to Fund. Amendment No. 1 provides for an increase in the maximum advisory fee rate payable to Mercantile with respect to the Fund, such that Mercantile is now entitled to receive advisory fees with respect to the Fund at an annual rate of 1.22% of the first $1 billion of the Fund's average daily net assets plus 1.10% of the Fund's average daily net assets in excess of $1 billion. Mercantile continues to be responsible for payment of sub-advisory fees to MSDW Investment Management and Julius Baer with respect to the Fund. The increase in the maximum advisory fees payable to Mercantile with respect to the Fund was necessitated by the increase in the sub-advisory fees payable to MSDW Investment Management and Julius Baer, but does not represent an increase in the actual advisory fees (after waivers) retained by Mercantile. Finally, at the Meeting, shareholders of the International Equity Fund approved a revised investment objective for the Fund.

     As a result of the foregoing changes, the Prospectus is revised as follows:

     1. The paragraph under the heading "International Equity Fund - Investment Objective" on page 9 of the Prospectus is deleted and replaced by the following:

          "The Fund's investment objective is to seek long-term growth of capital."

     2. The second and third paragraphs under the heading "International Equity Fund - Principal Investment Strategies" on page 9 of the Prospectus are deleted and replaced by the following:

          "As further described below under "Management of the Company," the Fund uses a multi-manager approach. Subject to the approval of the Company's Board of Directors and shareholders of the Fund, Mercantile selects one or more sub-advisers to manage the Fund's assets. Morgan Stanley Dean Witter Investment Management Limited ("MSDW Investment Management") and Julius Baer Investment Management Inc. ("Julius Baer") each currently serves as sub-adviser to a portion of the Fund's assets (the "Sub-Advisers"). Mercantile monitors the performance of the Sub-Advisers and, to the extent it deems appropriate to achieve the Fund's investment objective, may change the allocation of assets between the Sub-Advisers.

          In managing its portion of the Fund, MSDW Investment Management attempts to achieve the Fund's investment objective by utilizing a disciplined bottom-up approach to investing that seeks to identify securities of undervalued issuers. MSDW Investment Management selects issuers from a universe comprised of approximately 2,600 companies in markets outside the United States. The investment process is value-driven and based on individual stock selection. In assessing investment opportunities, MSDW Investment Management considers value criteria with an emphasis on cash flow and the intrinsic value of company assets. Securities which appear to be undervalued according to these criteria are then subjected to in-depth fundamental analysis. MSDW Investment Management conducts a thorough investigation of the issuer's balance sheet, cash flow and income statement, including product competitiveness, market positioning and industry structure, and assesses the company's

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business franchise. Meetings with senior company management are integral to the investment process. In deciding whether to sell a particular security, MSDW Investment Management considers a number of factors, including changes in a company's prospects, financial condition and/or industry position as well as general economic and market conditions.

          In managing its portion of the Fund, Julius Baer attempts to achieve the Fund's investment objective by choosing securities in industries and companies it believes are experiencing favorable demand for their products and services. Julius Baer considers companies with above average earnings potential, companies that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. Julius Baer will sell a security if, as a result of changes in the economy of a particular country or region, it believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the company that issued the security."

     3. The sidenote "Sub-Adviser/Portfolio Manager" on page 9 of the Prospectus is deleted.

     4. The information with respect to the International Equity Fund in the Fee Table and Example under the heading "Fees and Expenses" on page 13 of the Prospectus is deleted and the following Fee Table and Example is added with respect to the International Equity Fund:

International Equity Fund
-------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Management Fees/1/..........................                1.22%
Distribution (12b-1) Fees...................                None
Other Expenses/1/...........................                0.28%
                                                            -----
Total Fund Operating Expenses/1/............                1.50%

Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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     1 year          3 years       5 years       10 years
     ------          -------       -------       --------

      $153            $474           $818         $1,791
------------------
/1/ Management Fees, Other Expenses and Total Fund Operating Expenses for the next twelve months are expected to be less than the amounts shown above because Mercantile and the Fund's Administrator are voluntarily waiving a portion of their fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level. Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund, after taking these fee waivers into account, are set forth below. These fee waivers may be revised or cancelled at any time. Mercantile and the Fund's administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Management Fees/1/..........................                0.98%
Distribution (12b-1) Fees...................                None
Other Expenses/1/...........................                0.27%
                                                            -----
Total Fund Operating Expenses/1/............                1.25%

     5. The section entitled "Sub-Adviser" under the heading "Management of the Company" on pages 23-24 of the Prospectus is deleted and replaced with the following:

          "Sub-Advisers

          Mercantile serves as investment adviser to the International Equity Fund using a multi-manager approach. This approach permits the Adviser to select sub-advisers, subject to the approval of the Company's Board of Directors and the Fund's shareholders, and to allocate the Fund's assets between them. When determining how to allocate Fund assets between sub-advisers, Mercantile considers a number of factors, including the sub-adviser's investment style and performance record as well as the characteristics of the sub-adviser's typical portfolio investments. Mercantile monitors the performance of each sub-adviser and the Fund and, to the extent it deems appropriate to achieve the Fund's investment objective, may change the allocation of Fund assets between the sub-advisers.

          The assets of the International Equity Fund currently are managed in part by MSDW Investment Management and in part by Julius Baer. Each Sub-Adviser is responsible for the management of that portion of the Fund's assets allocated to that Sub-Adviser in accordance with the Fund's investment objective and policies and subject to the supervision of Mercantile and the Company's Board of Directors. For its services, each Sub-Adviser receives a quarterly fee from Mercantile based on that portion of the Fund's average daily net assets allocated to that Sub-Adviser.

          MSDW Investment Management, a subsidiary of Morgan Stanley Dean Witter & Co., is located at 25 Cabot Square, Canary Wharf, London E14 4QA England. MSDW Investment Management had approximately $30 billion in assets under management at

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September 30, 2000 and, together with its other institutional investment management affiliates, had approximately $175 billion in assets under management at September 30, 2000.

          Dominic Caldecott, the Chief Investment Officer and a Managing Director of MSDW Investment Management, and Peter Wright, a Senior Portfolio Manager and a Managing Director of MSDW Investment Management's International Equity Program, are responsible for the day-to-day management of that portion of the Fund's assets allocated to MSDW Investment Management. Prior to joining Morgan Stanley in 1986, Mr. Caldecott worked with GT Management Group in Tokyo and Hong Kong, specializing in Pacific Basin investment management. He is a graduate of New College, Oxford, England. Mr. Wright joined MSDW Investment Management in 1996. From 1993 to 1996 he was an Investment Director and Portfolio Manager with the State of Wisconsin Investment Board and responsible for managing the agency's $2.5 billion International Equity portfolio. Mr. Wright is a graduate of Victoria University of Wellington, New Zealand.

          Julius Baer, a subsidiary of The Julius Baer Group, is located at 330 Madison Avenue, New York, New York 10017. Julius Baer had approximately $9 billion in assets under management at December 31, 2000, and together with its other investment management affiliates, had approximately $80 billion in assets under management at December 31, 2000.

          Richard Pell, Chief Investment Officer and Senior Vice President of Julius Baer since January 1995, and Rudolph-Riad Younes, CFA, Senior Vice President and Head of International Equity with Julius Baer since September 1993, are responsible for the day-to-day management of that portion of the Fund's assets allocated to Julius Baer. Prior to joining Julius Baer, Mr. Pell was Vice President and head of Global Fixed Income at Bankers Trust Company and Mr. Younes was an Associate Director at Swiss Bank Portfolio Management from 1991 to 1993."

     6. The caption "Sub-Adviser to the International Equity Fund" on the inside back cover of the Prospectus and the information under such caption are deleted and replaced with the following:

         "Sub-Advisers to the International Equity Fund:
         Morgan Stanley Dean Witter Investment Management Limited
         London, England

         Julius Baer Investment Management Inc.
         New York, New York"

                                   * * * * *

Adviser and Administrator
-------------------------

     Mercantile currently serves as investment adviser and administrator to each portfolio of the Company, including the Funds. Mercantile's parent corporation, Mercantile Bankshares Corporation, has decided to reorganize the investment advisory and administration services

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provided by Mercantile with respect to the Company. As a result of such reorganization, (i) Mercantile Capital Advisors, Inc. ("Mercantile Capital"), a newly-formed indirect wholly-owned subsidiary of Mercantile Bankshares Corporation and an affiliate of Mercantile, will assume all of Mercantile's rights and obligations under Mercantile's existing Advisory Agreement with the Company and under Mercantile's existing Sub-Advisory Agreements with MSDW Investment Management and Julius Baer, respectively, with respect to the International Equity Fund, and (ii) Mercantile will assign to Mercantile Capital, and Mercantile Capital will assume, all of Mercantile's rights and obligations under Mercantile's existing Administration Agreement with the Company. Substantially all of the employees responsible for providing advisory and administration services to the Company are or will be employees of Mercantile Capital as a result of the reorganization. The reorganization is expected to be effective on May 11, 2001, at which time Mercantile Capital will begin to serve as the Company's investment adviser and administrator. Mercantile Capital's principal offices are located at Two Hopkins Plaza, 10th Floor, Baltimore, Maryland 21201.

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                            M.S.D. & T. FUNDS, INC.
                                (the "Company")

                         Tax-Exempt Money Market Fund
                         Maryland Tax-Exempt Bond Fund
                       Intermediate Tax-Exempt Bond Fund
                         National Tax-Exempt Bond Fund
                                 (the "Funds")

                        Supplement Dated April 27, 2001
                     To Prospectus Dated September 1, 2000


         This Supplement to the Prospectus provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Adviser and Administrator
-------------------------

         Mercantile-Safe Deposit & Trust Company ("Mercantile") currently serves as investment adviser and administrator to each portfolio of the Company, including the Funds. Mercantile's parent corporation, Mercantile Bankshares Corporation, has decided to reorganize the investment advisory and administration services provided by Mercantile with respect to the Company. As a result of such reorganization, (i) Mercantile Capital Advisors, Inc. ("Mercantile Capital"), a newly-formed indirect wholly-owned subsidiary of Mercantile Bankshares Corporation and an affiliate of Mercantile, will assume all of Mercantile's rights and obligations under Mercantile's existing Advisory Agreement with the Company, and (ii) Mercantile will assign to Mercantile Capital, and Mercantile Capital will assume, all of Mercantile's rights and obligations under Mercantile's existing Administration Agreement with the Company. Substantially all of the employees responsible for providing advisory and administration services to the Company are or will be employees of Mercantile Capital as a result of the reorganization. The reorganization is expected to be effective on May 11, 2001, at which time Mercantile Capital will begin to serve as the Company's investment adviser and administrator. Mercantile Capital's principal offices are located at Two Hopkins Plaza, 10th Floor, Baltimore, Maryland 21201.

                            M.S.D. & T. FUNDS, INC.
                                (the "Company")

                            Prime Money Market Fund
                         Government Money Market Fund
                          Limited Maturity Bond Fund
                            Total Return Bond Fund
                                 (the "Funds")

                        Supplement Dated April 27, 2001
                     To Prospectus Dated September 1, 2000


         This Supplement to the Prospectus provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Adviser and Administrator
-------------------------

         Mercantile-Safe Deposit & Trust Company ("Mercantile") currently serves as investment adviser and administrator to each portfolio of the Company, including the Funds. Mercantile's parent corporation, Mercantile Bankshares Corporation, has decided to reorganize the investment advisory and administration services provided by Mercantile with respect to the Company. As a result of such reorganization, (i) Mercantile Capital Advisors, Inc. ("Mercantile Capital"), a newly-formed indirect wholly-owned subsidiary of Mercantile Bankshares Corporation and an affiliate of Mercantile, will assume all of Mercantile's rights and obligations under Mercantile's existing Advisory Agreement with the Company, and (ii) Mercantile will assign to Mercantile Capital, and Mercantile Capital will assume, all of Mercantile's rights and obligations under Mercantile's existing Administration Agreement with the Company. Substantially all of the employees responsible for providing advisory and administration services to the Company are or will be employees of Mercantile Capital as a result of the reorganization. The reorganization is expected to be effective on May 11, 2001, at which time Mercantile Capital will begin to serve as the Company's investment adviser and administrator. Mercantile Capital's principal offices are located at Two Hopkins Plaza, 10th Floor, Baltimore, Maryland 21201.

                            M.S.D. & T. FUNDS, INC.
                                (the "Company")

                          Capital Opportunities Fund
                                 (the "Fund")

                        Supplement Dated April 27, 2001
                       To Prospectus Dated June 28, 2000


         This Supplement to the Prospectus provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Adviser and Administrator
-------------------------

         Mercantile-Safe Deposit & Trust Company ("Mercantile") currently serves as investment adviser and administrator to each portfolio of the Company, including the Fund. Mercantile's parent corporation, Mercantile Bankshares Corporation, has decided to reorganize the investment advisory and administration services provided by Mercantile with respect to the Company. As a result of such reorganization, (i) Mercantile Capital Advisors, Inc. ("Mercantile Capital"), a newly-formed indirect wholly-owned subsidiary of Mercantile Bankshares Corporation and an affiliate of Mercantile, will assume all of Mercantile's rights and obligations under Mercantile's existing Advisory Agreement with the Company and under Mercantile's existing Sub-Advisory Agreement with Delaware Management Company with respect to the Fund, and (ii) Mercantile will assign to Mercantile Capital, and Mercantile Capital will assume, all of Mercantile's rights and obligations under Mercantile's existing Administration Agreement with the Company. Substantially all of the employees responsible for providing advisory and administration services to the Company are or will be employees of Mercantile Capital as a result of the reorganization. The reorganization is expected to be effective on May 11, 2001, at which time Mercantile Capital will begin to serve as the Company's investment adviser and administrator. Mercantile Capital's principal offices are located at Two Hopkins Plaza, 10th Floor, Baltimore, Maryland 21201.